Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Subsequent Events
14.	Subsequent Events

Consummation of Business Combination

On June 30, 2014, the Company and Quinpario Acquisition Corp. (“QPAC”), a publicly-held company listed on NASDAQ, completed the previously announced business combination in which JPHI Holdings Inc. (“JPHI”), a majority owned subsidiary of QPAC, acquired 100 percent of the capital stock of the Company from its current owners, Saw Mill Capital, LLC, Falcon Investment Advisors, LLC and other investors. The purchase price of $538.65 million was funded by the cash proceeds from QPAC’s initial public offering, new debt and rollover equity invested by the Company’s former owners and management of the Company (collectively the “Rollover Participants”). Following the business combination, the Company became an indirect majority-owned subsidiary of QPAC, with QPAC owning approximately 81.8 percent of JPHI and the Rollover Participants owning a noncontrolling interest of approximately 18.2 percent of JPHI. The purchase price includes the payment of $10.8 million for current assets that are in excess of normalized working capital requirements. A final working capital settlement will occur during the third quarter of fiscal 2014, and may adjust the purchase price.

In connection with the consummation of the business combination with QPAC, all indebtedness under the U.S. credit facility was repaid in full, and the Company replaced its existing credit agreement with a new $460.0 million senior secured credit facility. The new facility included (i) term loans in an aggregate principal amount of $310.0 million (“First Lien Term Loans”) maturing in seven years, (ii) term loans in an aggregate principal amount of $110.0 million (“Second Lien Term Loans”) maturing in eight years, and (iii) a revolving loan of up to $40.0 million (“Revolving Credit Facility”) maturing in five years. Substantially concurrently with the consummation of the Business Combination, the full amount of the First Lien Term Loans and Second Lien Term Loans were drawn, and no revolving loans were drawn.

In connection with the closing of the business combination, QPAC changed its name to Jason Industries, Inc., (hereinafter “Jason Industries”) and commenced trading of its common stock and warrants under the symbols, “JASN” and “JASNW”, respectively, on NASDAQ.

The following unaudited pro forma combined financial information presents the Company’s results as though Jason Industries and the Company had combined at January 1, 2013. Pro forma net earnings attributable to common shareholders were adjusted to exclude $4.8 million and $9.8 million of transaction-related expenses incurred in the three and six months ended June 27, 2014, respectively. Pro forma earnings attributable to common shareholders for the six months ended June 28, 2013 were adjusted to include these transaction-related expenses, and were adjusted by $3.9 million of nonrecurring expense related to the fair value adjustment to acquisition date inventory. The unaudited pro forma condensed consolidated financial information has been prepared using the acquisition method of accounting under existing GAAP. Jason Industries is the acquirer for accounting purposes, and the Company is the accounting successor.

	(unaudited, in thousands)
	Three months ended		Six months ended
	June 28,	June 27,	June 28,	June 27,
	2013	2014	2013	2014
	(pro forma)	(pro forma)	(pro forma)	(pro forma)

Pro forma net sales	$176,196	$190,615	$355,865	$377,151
Pro forma net income attributable to common shareholders of controlling interest	3,758	1,650	(2,879)	3,537

Jason Industries has recorded a preliminary allocation of the purchase price to the Company’s tangible and identifiable intangible assets acquired and liabilities assumed based on their fair values as of the June 30, 2014 acquisition date. The preliminary consideration and preliminary purchase price allocation is as follows (in thousands):

Calculation of Consideration
Purchase price	$538,650
Purchase price adjustments in accordance with the Purchase Agreement
Add: Working capital adjustment	10,751
Less: Bank debt, including accrued interest	(250,826)
Add: Cash and cash equivalents	16,271
Less: Seller transaction costs paid by Jason	(17,500)

Total consideration transferred	$297,346

Preliminary Purchase Price Allocation

Cash and cash equivalents	$ 9,971
Accounts receivable	97,692
Inventories	81,702
Other current assets	25,094
Property, plant and equipment	197,396
Goodwill	173,881
Other identifiable intangible assets	183,323
Other assets	10,951
Current liabilities	(122,544)
Deferred income taxes	(98,408)
Long-term debt	(244,150)
Other long-term liabilities	(17,562)

Total consideration transferred	$ 297,346

The preliminary allocation of the purchase price and unaudited pro forma condensed consolidated financial information is based on the preliminary valuations performed to determine the fair value of the net assets as of the acquisition date. The amounts allocated to goodwill and intangible assets are based on preliminary valuations and are subject to final adjustment to reflect the final valuations. These final valuations of the assets and liabilities could have a material impact on the pro forma condensed combined statement of operations and preliminary purchase price allocation disclosed above.

In preparing the accompanying condensed consolidated financial statements, the Company has reviewed, as deemed necessary by the Company’s management, events that have occurred after June 27, 2014 and up until August 11, 2014, the date of issuance.

19.	Subsequent Events

On January 9, 2014, the Company agreed to sell its 50% equity interest in two of its joint ventures for a total of $11.5 million. The sale of one of the joint ventures in the amount of $7.5 million was completed on January 22, 2014. The sale of the second joint venture is expected to close by the end of the Company’s first quarter in 2014. Terms of the sale allow for the Company to continue to be supplied with product at agreed-upon prices through the terms of a three-year supply agreement. The Company expects to record a gain on the sale of the joint ventures; however, the final gain amount has not yet been determined. Subsequent events were evaluated through March 12, 2014, which was the date of issuance of the financial statements.